Financial Instruments and Fair Value Disclosure (Carrying Amounts And Estimated Fair Value Of Financial Instruments) (Details) - USD ($) $ in Thousands	Nov. 30, 2014	Nov. 30, 2013
Lennar Homebuilding [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes payable, carrying amount	$ 4,690,213	$ 4,194,432
Notes payable, fair value	5,760,075	4,971,500
Rialto Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable, net	130,105	278,392
Loans receivable, fair value	135,881	305,810
Investments held-to-maturity	17,290	16,070
Investments held-to-maturity, fair value	17,155	15,952
Notes payable, carrying amount	623,246	441,883
Notes payable, fair value	640,335	438,373
Lennar Financial Services [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments held-to-maturity	45,038	62,344
Investments held-to-maturity, fair value	45,051	62,580
Loans held-for-investment, net	26,894	26,356
Loans held-for-investment, net, fair value	26,723	26,095
Notes and other debts payable	704,143	374,166
Notes and other debts payable, fair value	704,143	374,166
Lennar Multifamily [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes payable, carrying amount	0	13,858
Notes payable, fair value	$ 0	$ 13,858